PROMISSORY NOTES	12 Months Ended
May 31, 2020
PROMISSORY NOTES
PROMISSORY NOTES

Promissory notes payable at May 31, 2020 and May 31, 2019 consists of the following:v

	May 31, 2020	May 31, 2019
Dated March 31, 2018	$6,500	$6,500
Total promissory notes payable, gross	6,500	6,500
Less: current portion	-	-
Long-term promissory note payable	$6,500	$6,500

On March 31, 2018, the Company issued a promissory note for proceeds of $6,500. The note matures on September 23, 2018 and accrues interest at 1.5% per quarter.

During the year ended May 31, 2020 and 2019, the Company recorded interest expense of $395 and $395, respectively.